Leases (Details) - Schedule of ROU assets and related lease liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Schedule of ROU assets and related lease liabilities [Abstract]
Right-of-use assets	¥ 31,329	$ 4,851	¥ 22,172
Lease liabilities, current	13,705	2,122	7,401
Lease liabilities, non-current	17,310	2,681	14,709
Total operating lease liabilities	¥ 31,015	$ 4,803	¥ 22,110